Divestiture (Tables)	12 Months Ended
Dec. 31, 2015
Related Party [Member]
Schedule Of Future Minimum Payments For Notes Receivable

Future minimum principal payments under the notes receivable as of December 31, 2015 are approximately as follows (in millions):

Year	Minimum Principal Payments
2016	$4.2
2017	4.2
2018	4.2
2019	4.1
2020	—

Total	$16.7